OTHER LONG TERM LIABILITIES (Tables)	12 Months Ended
Feb. 29, 2016
OTHER LONG TERM LIABILITIES
Schedule of Other Long Term Liabilities

        Other long term liabilities are apportioned as follows:

	February 29, 2016	February 28, 2015
Warranty accrual	275	343
Deferred revenue	498	578
Termination fee	—	156
Capital lease obligation	—	62

Total other long term liabilities	773	1,139